SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          //
                                                                 -

     Pre-Effective Amendment No.                         //
                                                         -


     Post-Effective Amendment No.25                    /X/


                                 --                    --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT          //
                                                                 -
OF 1940


    Amendment No.26                                   /X/

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              PC&J PRESERVATION FUND - File Nos. 2-95285 and 811-4204
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     (Exact Name of Registrant as Specified in Charter)

300 Old Post Office, 120 West Third Street, Dayton, Ohio       45402
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        (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code:    937/223-0600
                                                       ------------

James M. Johnson, 300 Old Post Office, 120 West Third Street, Dayton, Ohio 45402
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     (Name and Address of Agent for Service)

Copy to:     Donald S. Mendelsohn, Thompson Hine L.L.P., 312 Walnut St., 14th
Floor  Cincinnati, Ohio 45202


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

// immediately upon filing pursuant to paragraph (b)

// on (May 1, 2005) pursuant to paragraph (b)


// 60 days after filing pursuant to paragraph (a)(1)

/x/ on (May 1, 2006) pursuant to paragraph (a) (1)

--
/_/ 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   PROSPECTUS

                                   May 1, 2006







                             PC&J PRESERVATION FUND

                                 A No-Load Fund

                               300 Old Post Office
                              120 West Third Street
                               Dayton, Ohio 45402
                                www.pcjinvest.com


               Investment Adviser: Parker Carlson & Johnson, Inc.


                              INVESTMENT OBJECTIVE

The investment objective of PC&J Preservation Fund is preservation of capital through investment in fixed-income obligations.


                               IMPORTANT FEATURES

                     Investment for Preservation of Capital
                   No Sales Commissions or Withdrawal Charges
                             Professional Management
                                 Diversification





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     TABLE  OF  CONTENTS


                                                                            Page
                                                                            ----



RISK/RETURN SUMMARY OF THE FUND                                        3
FEE TABLE                                                              6
FINANCIAL HIGHLIGHTS                                                   7
ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE, POLICIES AND RISKS     8
INVESTMENT ADVISER                                                     8
DESCRIPTION OF SHARES AND TAXES                                        9
HOW TO INVEST IN THE FUND                                             10
HOW TO REDEEM YOUR INVESTMENT                                         11
DETERMINATION OF SHARE PRICE                                          12
PRIVACY POLICY                                                        13
FOR MORE INFORMATION                                                  14

RISK/RETURN  SUMMARY  OF  THE  FUND

1. WHAT IS THE INVESTMENT OBJECTIVE OF THE FUND? The Fund seeks the generation of income and the preservation of capital through investment in fixed-income obligations.


2. WHAT IS THE MAIN INVESTMENT STRATEGY OF THE FUND? The portfolio manager maintains a quality portfolio of Treasury bonds and investment grade bonds (bonds rated Baa or higher by Moody's or BBB or higher by Standard & Poor's) with a dollar-weighted average maturity consistent with the manager's interest rate outlook. Investment grade bonds in the portfolio include bonds issued by corporations, government agencies and instrumentalities (including step-up obligations), as well as taxable municipal bonds and U.S. and foreign structured notes issued by government agencies or corporations. The Fund limits its investments in bonds rated Baa by Moody's and BBB by Standard & Poors to 10% or less of the Fund's net assets. An investment grade bond is selected based upon an evaluation of the bond's yield-to-maturity versus a similar Treasury bond and a comparison to the historical yield spread between the bond, given its particular credit characteristics, and a similar Treasury bond.


The portfolio manager adjusts the average maturity of the portfolio to correspond to changes in the interest rate outlook primarily by adjusting the average maturity of Treasury bonds in the portfolio. The Fund expects to keep the dollar-weighted average maturity of its portfolio securities to less than ten years, although some individual securities may have maturities greater than ten years.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND? Although the Fund intends to diversify its investments, the value of the Fund's portfolio will change in response to interest rate fluctuations and you could lose money. An increase in market interest rates will generally reduce the value of the Fund's investments.
Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields but are subject to greater fluctuations in value.


While the Fund's portfolio securities generally are investment grade, fixed-income obligations, they are subject to the ability of the issuer to make payment of principal and interest when due. Bonds rated Baa by Moody's and BBB by Standard & Poors, although they are investment grade, have some speculative characteristics and may have a weakened capacity to pay principal and interest in adverse economic conditions. To the extent the Fund invests in bonds with these ratings, the Fund will be subject to higher volatility. However, the Adviser will not purchase any such bond if the purchase would cause more than 10% of the Fund's net assets to be invested in bonds of such ratings.


U.S. Agency Step-up obligations are structured with a coupon rate that steps-up over time, generally in intervals of 2 to 5 years over the life of the bond. They are designed for bond buyers who are unwilling to invest in a long-term security in a low interest rate environment. These buyers are hoping to reduce the risk of a price decline should interest rates rise significantly, at some point during the life of the bond. On the other hand, if market interest rates are significantly below the new, stepped-up coupon rate, the obligation would likely be called leaving the bond holder with cash to invest. A called bond subjects the investor to reinvestment risk, the risk that the proceeds would be reinvested in another security with a lower interest rate.

Not all U.S. government securities are backed by the full faith and credit of the U.S. government. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price and/or yield could fall. The United States government guarantees payment of principal and timely payment of interest on certain U.S. government securities. This does not imply that the Fund's shares are guaranteed or that the price of the Fund's shares will not fluctuate. If the U.S. government or one of its agencies guarantees the principal and interest on any securities, it does not guarantee the market price of such securities.


A structured note is a debt security linked to the performance of one or more underlying indices or asset classes. For instance, the Fund may invest in a structured note that will use an index, such as LIBOR (London Interbank Lending
Rate), to determine the amount of interest payable on the note. Depending on the movement of the index, there is a risk that the note may stop paying interest or pay at a reduced rate. In addition, a secondary market in structured notes may not exist and the notes, therefore, may lack liquidity. Finally, the market price of a structured note may vary based on price movements of the underlying index and fluctuations in the market.


4. WHO IS THE FUND DESIGNED FOR? The PC&J Preservation Fund is designed for long-term investors who seek income and preservation of capital through investment in fixed-income obligations.


The following information illustrates how the Fund's performance has varied over time and provides an indication of the risks of investing in the Fund. The bar chart depicts the change in performance from year-to-year during the period indicated. The tables compare the Fund's average annual returns for the periods indicated to a broad-based securities market index. Of course, past performance (before and after taxes) cannot predict or guarantee future results.

THE  PC&J  PRESERVATION  FUND


A  BAR  CHART  showing Annual Total Returns for the Fund from 1996 through 2005:


1996   2.75%
1997   7.38%
1998   8.35%
1999  -1.32%
2000   9.35%
2001   6.25%
2002   5.98%
2003   2.63%
2004   2.72%
2005   2.44%


A bar of proportionate size represents each percentage with the actual total return printed above the bar.

Best  Quarter:     5.28%  for  the  quarter  ended  6/30/95
Worst  Quarter:   -2.06%  for  the  quarter  ended  3/31/94


                     Average Annual Total Return

                   For the periods ended 12/31/05



                                          1 YEAR     5 YEARS     10 YEARS

Return Before Taxes                                   2.44%  3.99%  4.61%

Return After Taxes on                                 0.87%  2.28%  2.60%
Distributions1

Return After Taxes on                                 1.57%  2.38%  2.69%
Distributions and Sale of Fund Shares1

Lehman Intermediate Govt/Credit2 *                    1.58%  5.50%  5.80%

Lehman Govt/Credit2 *                                 2.40%  6.11%  6.14%



*Reflects no deduction for fees, expenses, or taxes

1 Returns after taxes are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


2 The Lehman Intermediate Government/Credit Index and the Lehman Government/Credit Index are widely recognized, unmanaged, broad-based indices containing only investment grade fixed income securities traded in the United States.

FEE  TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder  Fees  (fees  paid  directly  from  your  investment)1
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Maximum  Sales  Load  Imposed  on  Purchases
(as  a  percentage  of  offering  price)                        0%

Maximum  Sales  Load  Imposed  on  Reinvested
Dividends  (as  a  percentage  of  offering
price)                                                          0%

Deferred  Sales  Load  (as  a  percentage
of  original  purchase  price  or  redemption
proceeds,  as  applicable)                                      0%

Redemption  Fees  (as  a  percentage  of
amount  redeemed,  if  applicable)                              0%

Exchange  Fee                                                   0%

Annual  Fund  Operating  Expenses
---------------------------------
(as  a  percentage  of  average  net  assets)

     Management  Fees                                        0.50%

     Distribution  (12b-1)  Fees                                0%

     Other  Expenses                                         0.60%2
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     Total  Fund  Operating  Expenses                        1.10%

1 Any fees imposed on purchases or redemptions by the Fund's custodian for wire transfers or other electronic payments will be charged directly to the shareholder's account.
2  Expense  information  reflects  current  fees.

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Actual expenses may be greater or less than those shown.




Example                    1 Year   3 Years   5 Years   10 Years
-------------------------  -------  --------  --------  ---------
You would pay the
following expenses on
a $10,000 investment,
assuming (1) 5% annual
return and (2) redemption
at the end of each time
period:                    $   112  $    350  $    606  $   1,340


FINANCIAL  HIGHLIGHTS

The information contained in the table below is for the years ended December 31,

2005,  2004,  2003, 2002, and 2001.  Such information has been derived from data contained in financial statements audited by Deloitte & Touche LLP, independent registered public accounting firm, and should be read in conjunction with the financial statements incorporated by reference in the Fund's Statement of Additional Information. The Fund's Annual Report contains additional performance information and will be made available upon request and without charge. Total Return represents the rate an investor would have earned (or lost) on an investment in the Fund, assuming the reinvestment of all dividends and distributions.



Selected Data for Each Share of Capital          For The Years Ended December 31,
Stock Outstanding Throughout the Period    2005       2004      2003      2002      2001
                                          -------  --------  --------  --------  --------
NET ASSET VALUE-BEGINNING OF PERIOD       $ 10.74   $ 10.88   $ 11.06   $ 10.96   $ 10.88

Income from investment operations:
   Net investment income                     0.49      0.44      0.47      0.54      0.62
   Net realized and unrealized
     gain (loss) on securities              (0.23)    (0.14)    (0.18)     0.11      0.06
TOTAL FROM INVESTMENT OPERATIONS             0.26      0.30      0.29      0.65      0.68

Less distributions:
   From net investment income               (0.48)    (0.44)    (0.47)    (0.55)    (0.60)
   From net realized gain
          on investments                    (0.00)    (0.00)    (0.00)    (0.00)    (0.00)
        From return of capital
TOTAL DISTRIBUTIONS                         (0.48)    (0.44)    (0.47)    (0.55)    (0.60)

NET ASSET VALUE-END OF PERIOD             $ 10.52   $ 10.74   $ 10.88   $ 11.06   $ 10.96

TOTAL RETURN                                 2.44%     2.72%     2.63%     5.98%     6.25%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                  1.10%     1.02%     1.00%     1.00%     1.00%
   Net investment income                     4.04%     3.83%     4.19%     4.64%     5.31%

Portfolio turnover rate                     16.10%    37.75%    30.80%    53.92%    46.56%

Net assets at end of period (000's)       $ 15,444   $17,328   $18,081   $18,647   $18,440

ADDITIONAL  INFORMATION  ON  INVESTMENT  OBJECTIVE, POLICIES AND RISKS

The investment objective of the Fund is preservation of capital through investment in fixed-income obligations. This investment objective may be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. There can be no assurance that the Fund's investment objective will be obtained.

The Fund generally has a portfolio with an average maturity of securities in the portfolio of less than ten years. The Fund follows specific guidelines in buying portfolio securities. Bankers' acceptances and certificates of deposit will only be purchased from major U.S. banks which at the date of investment have capital, surplus and undivided profits (as of the date of their most recently published annual financial statements) of $100,000,000 or more. Corporate obligations generally must be investment grade (rated BBB or higher by Standard & Poor's, or Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality). Taxable municipal obligations are debt instruments issued by municipal entities where the interest is subject to income tax. To the extent the Fund invests in taxable municipal obligations, the same credit standards as used in selecting corporate obligations will be applied. If a security is downgraded below BBB by Standard & Poors or below Baa by Moody's, the Adviser is not obligated to sell the security, but will determine whether to retain the security based on its analysis of what is in the best interests of shareholders.

The Fund may invest all or a portion of its assets for temporary defensive purposes, in money market instruments (including money market funds), U.S. Treasury bills or other short-term interest bearing securities and in bank interest bearing checking accounts, including interest bearing checking accounts of the custodian. If the Fund invests in a money market fund, the shareholders of the Fund generally will be subject to duplicative management fees. The Fund may also invest in such short term instruments at any time to maintain liquidity or pending selection ofinvestments in accordance withits policies. To the extent that the Fund takes such temporary defensive measures, there can be no assurance that the Fund's investment objective will be obtained.


INVESTMENT  ADVISER

The Fund has entered into an Investment Advisory Agreement ("Investment Advisory Agreement") with Parker Carlson & Johnson, Inc., 300 Old Post Office, 120 West Third Street, Dayton, Ohio (the "Adviser") in which the Adviser has agreed to provide the Fund with continuous investment advice, including management of the Fund's portfolio securities. The Adviser was organized in 1982 and has been the only investment adviser of the Fund.

The Adviser is also the investment adviser to the PC&J Performance Fund and to various individual, business and pension fund clients and is registered under the Investment Advisers Act of 1940. All officers of the Adviser are certified by the Institute of Chartered Financial Analysts and/or Certified Financial
Planner Board of Standards, and James M. Johnson and Kathleen Carlson are Chartered Financial Analysts.


As compensation for the investment advice, the Fund paid the Adviser a fee, for the year ended
December 31, 2005,

 equal to 0.50% of the average daily net asset value of the Fund.


A discussion of the factors considered by the Board of Trustees in renewing the Investment Advisory Agreement between the Fund and the Adviser is available in the Fund's semi-annual report to shareholders.

Performance information for the Fund is contained in the Fund's annual report, which will be made available upon request and without charge.

PORTFOLIO  MANAGER


Kathleen Carlson is primarily responsible for the day-to-day management of the Fund's portfolio and has been since the Fund's inception (April 30, 1985). Ms. Carlson has been Treasurer of the Adviser since September 1982, President of the Adviser since 1998, Treasurer and a Trustee of the Trust since its inception and Chief Compliance Officer of the Trust and Adviser since 2004. The Fund's Statement of Additional Information provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of Fund shares.



DESCRIPTION  OF  SHARES  AND  TAXES

Ownership records of shares are maintained by the Fund's transfer agent, PC&J Service Corp. (an affiliated company of the Adviser), which confirms purchase and sale of shares and dividend and capital gain distributions. Certificates representing shares will not be issued.


The Fund will distribute to its shareholders a dividend at least annually, and more frequently if the Adviser determines that additional distributions are in the best interest of the shareholders. The dividend will consist of the Fund's net investment income and/or net realized capital gains. The dividend will be paid in cash and automatically reinvested in the Fund. For federal income tax purposes, the portion of the dividend that consists of net investment income and net short-term capital gains is taxable to shareholders as ordinary income. The portion of the dividend that consists of net long-term capital gains is taxable to shareholders at long-term capital gain rates.


Distributions you receive from the Fund's net long-term capital gains in excess of its net short-term capital losses (also called "net capital gains") are generally taxable to you at the long-term capital gains rate. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if the value of your shares has increased above their cost basis since you bought them. Any loss recognized on the sale of a share held for less than six months is treated as long-term capital loss to the extent of any net capital gain distributions made with respect to such share.

The Fund will mail a Form 1099 annually to shareholders which will include the total dividend paid, the amount of the dividend subject to federal income taxes as ordinary income and the amount of the dividend subject to long-term capital gain tax rates. The Fund anticipates that its distributions will generally consist of ordinary income. Dividend distributions may be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions about federal, state or local taxes they may be required to pay on their dividends.

Shareholders should direct all inquiries concerning the purchase or sale of shares to the Fund. All other questions should be directed to PC&J Service Corp. in writing at 120 W. Third St., Suite 300, Dayton, Ohio 45402 or by telephoning 888-223-0600.

HOW  TO  INVEST  IN  THE  FUND

You may purchase shares of the Fund on any business day the New York Stock Exchange is open. The minimum initial investment is $1,000 ($2,000 for tax deferred retirement plans). There is no required minimum subsequent investment. The purchase price for shares will be the net asset value per share next determined after the order is received. (See "Determination of Share Price.") There is no sales charge or commission.

The Fund reserves the right to refuse to sell to any person. If a purchaser's check is returned to the custodian as uncollectible, the purchase order is subject to cancellation and the purchaser will be responsible for any loss incurred by the Fund.

To  help  the  government  fight  the  funding of terrorism and money laundering
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activities,  federal  law requires all financial institutions to obtain, verify,
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and  record  information  that identifies each person who opens an account. What
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this  means  for  you:  When  you  open  an  account, we will ask for your name,
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address,  date  of  birth,  and other information that will allow us to identify
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you.  We  may  also  ask  for  other  identifying  documents  or  information.
==============================================================================

INITIAL  INVESTMENT  BY  MAIL

You may purchase shares of the Fund by mail, in at least the minimum amount, by submitting a check payable to the order of "PC&J Mutual Funds" (please indicate that you wish to invest in the PC&J Preservation Fund) and a completed and signed new account application, which accompanies this Prospectus, to PC&J Service Corp. at the following address:

          PC&J  Mutual  Funds
          c/o  PC&J  Service  Corp.
          120  West  Third  Street,  Suite  300
          Dayton,  Ohio  45402-1819

If the initial investment is made using a personal check, it must have the same address as the application.

INITIAL  INVESTMENT  BY  WIRE

You may purchase shares of the Fund by wire, in at least the minimum amount, by:

-     first  completing  and  signing  the  new  account  application;
- telephoning (888-223-0600) the information contained in the new account application to the Fund;
- mailing the completed and signed new account application to the PC&J Service Corp. at the address set forth in the preceding paragraph;
- instructing your bank to wire federal funds to the custodian. (Your bank may charge you a fee for sending such wire, and the Fund will charge you for wire or other electronic fees charged by the Fund's custodian.)

EFFECTIVE  DATE  OF  PURCHASE

Your initial purchase of the Fund's shares will be effective on the date that the Fund receives the properly completed new account application and either the accompanying check or confirmation from the custodian that the custodian has received the wire transfer. The Fund's transfer agent, PC&J Service Corp., will mail you a confirmation of your initial investment.

SUBSEQUENT  INVESTMENTS

You  may  purchase  additional  shares  of  the  Fund  by:
-     first  providing  the  Fund,  by  mail  or  by  telephone,  the  necessary information  concerning  the  name  of  your  account  and  its  number;
- subsequently making the necessary payment, either by check (to PC&J Service Corp.) or wire transfer (to the custodian).

Your purchase of additional shares of the Fund will be effective on the date that the check or wire transfer is received. PC&J Service Corp. will mail you a confirmation of each subsequent investment.

MARKET  TIMING

The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Trustees has adopted a policy directing the Fund to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.

OTHER  PURCHASE  INFORMATION

The Fund may authorize certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. If you purchase or sell shares through a broker-dealer or other financial institution, you may be charged a fee by that institution. The Fund is deemed to have received an order when the authorized person or designee receives the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Funds' transfer agent.


HOW  TO  REDEEM  YOUR  INVESTMENT

You may sell shares of the Fund without charge (except for wire or other electronic fees charged by the Fund's custodian) at the net asset value next determined after the Fund receives your properly completed written request for redemption. The Fund will pay you for the shares you sell within 7 days of receiving your redemption request. However, the Fund will pay for redemptions of shares originally purchased by check only after the check has been collected, which normally occurs within fifteen days. The Fund further reserves the right to delay payment for the redemption of shares until such time as the Fund has received the properly completed new account application with respect to such shares.

You may sell shares of the Fund on each day that the Fund is open for business by sending a written redemption request to the Fund. The written request must be signed by each shareholder, including each joint owner, exactly as the name appears on the Fund's account records. The redemption request must state the number or dollar amount of shares to be redeemed and your account number. For the protection of shareholders, additional documentation may be required from individuals, corporations, partnerships, executors, trustees and other fiduciaries.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to redeem all shares of any account on sixty days' written notice if the net asset value of the account, due to a redemption, is less than $5,000 ($1,000 for tax deferred retirement plans), or such other minimum amount as the Fund may determine from time to time. A shareholder may increase the value of his/her shares to the minimum amount within the sixty-day period. All shares of the Fund are also subject to involuntary redemption if the board of trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax advisor.

The  Fund  may  suspend the right of redemption or may delay payment as follows:

- during any period the New York Stock Exchange is closed other than for customary weekend and holiday closings;
- when trading on the New York Stock Exchange is restricted, or an emergency exists (as determined by the rules and regulations of the Securities and Exchange Commission) so that disposal of the securities held in the Fund or determination of the net asset value of the Fund is not reasonably practicable;
- for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Fund's shareholders.


DETERMINATION  OF  SHARE  PRICE

On each day that the Fund is open for business, the net asset value of the shares is determined as of 3:00 p.m. EST. The Fund is open for business on each day the New York Stock Exchange is open for business. The net asset value per share is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including estimated accrued expenses) by the total number of shares then outstanding.

The Fund's assets are generally valued at their market value based on market quotes and matrix pricing. If market prices are not available or, in the adviser's opinion, market prices do not reflect fair value, or if the adviser learns of an event that occurs after the close of trading (but prior to the time the net asset value is calculated) that materially affects fair value, the adviser will value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its net asset value, the adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the net asset value of long term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's net asset value by short term traders.

The share price of the Fund will fluctuate with the value of its portfolio securities.

                                 PRIVACY POLICY

The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:
- Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
- Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.


CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. The Board of Trustees has instructed the Administrator to safeguard personal information and provide reasonably secure disposal methods.

FOR  MORE  INFORMATION

Shareholder  inquiries  regarding  the  Fund  can  be  made  to:

PC&J  Preservation  Fund
120  West  Third  St.
Suite  300
Dayton,  Ohio  45402

Telephone:  888-223-0600


Several additional sources of information are available to you. The Fund's STATEMENT OF ADDITIONAL INFORMATION (SAI), is incorporated into this prospectus by reference (i.e., is legally part of this prospectus). It contains detailed information on Fund policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Fund's affiliates. Annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest annual fiscal year end.

Call the Fund at 888-223-0600 to request copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries. Shareholders also may request such information by visiting www.pcjinvest.com.

You may review and copy information about the Fund (including SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies
                                                  ------------------
of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by
                                                       ------------------
writing  the  SEC's  Public  Reference  Section,  Washington,  D.C.  20549-0102.

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2006




                             PC&J PRESERVATION FUND

                                 A No-Load Fund

                               300 Old Post Office
                              120 West Third Street
                               Dayton, Ohio 45402
                                www.pcjinvest.com


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated May 1, 2006 (the
"Prospectus"). This Statement of Additional Information incorporates by reference the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2005. The Prospectus and Annual Report are available upon request and without charge by calling the Fund at 888-223-0600. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus.


                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INVESTMENT OBJECTIVE AND POLICIES                 2
Fundamental                                       2
Non-Fundamental                                   3
Diversification                                   4
State Restrictions                                5
-----------------------------------------------
ORGANIZATION AND OPERATION OF THE FUND            6
Principal Holders of Equity Securities            9
Investment Adviser                                9
Portfolio Manager . . . . . . . . . . . . . . . .10
Manager and Transfer Agent                       10
Custodian                                        11
Independent Registered Public Accounting Firm    11
-----------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION  12
-----------------------------------------------  --
DETERMINATION OF SHARE PRICE . . . . . . . . . . 13
---------------------------------------------------
DESCRIPTION OF SHARES AND TAXES                  13
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PROXY VOTING POLICIES                            14
-----------------------------------------------  --
DISCLOSURE OF PORTFOLIO HOLDINGS                 14
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FINANCIAL STATEMENTS                             15
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FINANCIAL RATINGS                                16
-----------------------------------------------  --

INVESTMENT  OBJECTIVE  AND  POLICIES

FUNDAMENTAL

The investment limitations described below have been adopted by the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy, are considered non-fundamental ("Non-Fundamental").

     1.     Borrowing  Money.  The Fund will not borrow money, except (a) from a
            ----------------
bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2.     Senior Securities.  The Fund will not issue senior securities.  This
            -----------------
limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder, or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3.     Underwriting.  The  Fund  will  not act as underwriter of securities
            ------------
issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4.     Real  Estate.  The Fund will not purchase or sell real estate.  This
            ------------
limitation is not applicable to investments in securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities, or investing in companies which are engaged in the real estate business or have a significant portion of their assets in real estate (including real estate investment trusts).

     5.     Commodities.  The  Fund will not purchase or sell commodities unless
            -----------
acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6.     Loans.  The Fund will not make loans to other persons, except (a) by
            -----
loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7.     Concentration.  The  Fund  will  not invest 25% or more of its total
            -------------
assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Fund as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. It is the current position of the SEC staff that the provisions of this paragraph do not apply to a fund's borrowing policy (paragraph 1 above). As long as the SEC staff maintains that position, the Fund will not apply the provisions to its borrowing policy.

     Notwithstanding the concentration limitation in paragraph 7, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Fund, provided that if such merger, consolidation or acquisition results in any concentration prohibited by said paragraph 7, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitation imposed by said paragraph 7 above as of the date of consummation.



NON-FUNDAMENTAL

The following limitations have been adopted by the Fund and are Non-Fundamental.

     1.     Pledging.  The Fund will not mortgage, pledge, hypothecate or in any
            --------
manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2.     Margin  Purchases.  The  Fund  will  not  purchase  securities  or
            -----------------
evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     3.     Options.  The Fund will not purchase or sell puts, calls, options or
            -------
straddles except as described in the Prospectus and the Statement of Additional Information.

     4.     Short  Sales.  The  Fund  will  not effect short sales of securities
            ------------
unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

     5.     Illiquid Investments.  The Fund will not invest more than 15% of its
            --------------------
net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     6.     Securities  Affiliated  with  Trustees.  The Fund will not invest in
            --------------------------------------
securities of a company that is affiliated with a Trustee by reason of employment or by representation of the Trustee on the company's Board of Directors.



DIVERSIFICATION

As a diversified company, at least 75% of the Fund's total assets must be invested in (a) securities limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and not greater than 10% of the outstanding voting securities of such issuer, (b) cash and cash items, (c) government securities, and (d) securities of other investment companies.

The Fund expects to keep the dollar-weighted average maturity of its portfolio securities to less than ten years, although some individual securities may have maturities greater than ten years. For example, if twenty-five percent of the value of the Fund's portfolio securities mature in one year, two years, three years and four years, respectively, the dollar-weighted average maturity of the portfolio would be two and one-half years. The Fund will keep the dollar-weighted average maturity relatively short when the Adviser expects interest rates to rise and relatively long when the Adviser expects interest rates to decline. Dollar-weighted average maturity for these purposes means the dollar-weighted average of the face maturities of the portfolio securities, which may differ from their dollar-weighted average life.

Commercial paper must either be rated A-1, A-1+ or A-2 by Standard & Poor's Corporation ("S&P"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), or if unrated, it must be issued by companies which have a debt issue rated AAA, AA or A by SP, or Aaa, Aa, or A by Moody's.

STATE RESTRICTIONS

     To comply with the current blue sky regulations of the State of Ohio, the Fund presently intends to observe the following restrictions, which may be changed by the Board of Trustees without shareholder approval.

     The Fund will not purchase or retain securities of any issuer if the Trustees and officers of the Fund or of the Adviser, who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities. The Fund will not purchase securities issued by other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. The Fund will not borrow (other than by entering into reverse repurchase agreements), pledge, mortgage or hypothecate more than one-third of its total assets. In addition, the Fund will engage in borrowing (other than reverse repurchase agreements) only for emergency or extraordinary purposes and not for leverage. The Fund will not invest more than 15% of its total assets in securities of issuers which, together with any predecessors, have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition. The Fund will not purchase the securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any issuer to be held by the Fund.

ORGANIZATION AND OPERATION OF THE FUND

The Fund is a diversified, open-end management investment company organized as an Ohio business trust on January 2, 1985. The responsibility for management of the Fund is vested in its Board of Trustees which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each officer of the Fund and each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940.

                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
-------------------------  ----------------  -------------  --------------------


                                             Treasurer and
Kathleen A. Carlson, CFA*                    Trustee since
300 Old Post Office        Treasurer, Chief    1985; Chief
120 West Third Street      Compliance        Compliance
Dayton, Ohio 45402         Officer and       Officer since
Year of Birth: 1955        Trustee                    2004          2
-------------------------  ----------------  -------------  --------------------


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS             OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------------------------------  -----------------------------------


President of Adviser and Service Corp. since 1998;
 Treasurer and Director since 1982; Chief Compliance
 Officer of Adviser since 2004.                                 None
----------------------------------------------------  -----------------------------------



                                                         NUMBER OF PORTFOLIOS
                        POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  ----------------  -------------  --------------------

James M. Johnson, CFA*                    Secretary and
300 Old Post Office                       Trustee since
120 West Third Street   President,           1985;
Dayton, Ohio 45402      Secretary and     President
Year of Birth: 1952     Trustee           since 2005                        2
----------------------  ----------------  -------------  --------------------


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------  -----------------------------------


Secretary and Director of Adviser and Service Corp. since
 1982.                                                                 None
---------------------------------------------------------  -----------------------------------

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the Investment Company Act of 1940.


                                                           NUMBER of PORTFOLIOS
                       POSITION(S) in      LENGTH OF        in FUND COMPLEX**
NAME, AGE AND ADDRESS  FUND COMPLEX**     TIME SERVED      OVERSEEN  by TRUSTEE
---------------------  --------------  ------------------  --------------------


Robert S. Neff
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402
Year of Birth: 1931
                       Trustee         Trustee since 2003           2
                       --------------  ------------------  --------------------


PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS     OTHER DIRECTORSHIPS HELD BY TRUSTEE
--------------------------------------------  -----------------------------------
Since June 2001, Consultant to Neff
Packaging Solutions Inc.; from June 1980 to
June 2001, Chairman and CEO of Neff
Packaging Solutions Inc.(paper container
manufacturer)
                                              None
                                              -----------------------------------


                                                           NUMBER of PORTFOLIOS
                       POSITION(S) in      LENGTH OF        in FUND COMPLEX**
NAME, AGE AND ADDRESS  FUND COMPLEX**     TIME SERVED      OVERSEEN  by TRUSTEE
---------------------  --------------  ------------------  --------------------


Laura B. Pannier
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402
Year of Birth: 1954
                       Trustee         Trustee since 2003                     2
                       --------------  ------------------  --------------------



PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------  -----------------------------------

Not presently employed; from May 1988 to
May 1997, partner with Deloitte & Touche
LLP
                                           None
                                           -----------------------------------

* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

Each  Trustee  serves  until  such Trustee dies, resigns, retires or is removed.
Each officer serves a one-year term, voted annually at the November board meeting, for the year following. None of the Trustees holds any other directorships with companies registered under either the Securities and Exchange Act or the Investment Company Act.

The equity securities beneficially owned by each of the Trustees of the Fund at December 31, 2005 is set forth in the following table:



                                          Aggregate Dollar Range
                      Dollar Range of    of Equity Securities in
                     Equity Securities    the Fund and the PC&J
Name                    in the Fund          Performance Fund


Kathleen A. Carlson  $10,001 to $50,000  Over $100,000
James M. Johnson     $10,001 to $50,000  Over $100,000
Robert S. Neff       None                None
Laura B. Pannier     None                $ 50,001 to $100,000

As of February 15, 2006, all Trustees and officers of the Fund as a group owned 0.40% of the outstanding shares of the Fund.

The Fund's Trustees have appointed an Audit Committee, composed of Robert Neff and Laura Pannier, to review the financial reporting process, the system of internal control, the audit process, and the Fund's process for monitoring compliance with investment restrictions and applicable laws and regulations. The Committee met two times during the year ended December 31, 2005, in February and in November.

The compensation paid to the Trustees of the Fund for the year ended December 31, 2005 is set forth in the following table:





                                                       Pension or        Estimated
                                                       Retirement         Annual         Total
                                      Aggregate    Accrued As Part of    Benefits    Compensation
                                    Compensation          Fund             Upon        From Fund
Name                                  From Fund         Expenses        Retirement      Complex
Leslie O. Parker, III*              $         500  $                 0  $         0  $       1,000
Kathleen A. Carlson                 $           0  $                 0  $         0  $           0
James M. Johnson                    $           0  $                 0  $         0  $           0
Donald N. Lorenz**                  $       1,000  $                 0  $         0  $       2,000
Robert S. Neff                      $       2,000  $                 0  $         0  $       4,000
Laura B. Pannier                    $       2,000  $                 0  $         0  $       4,000
* Resigned effective May 1, 2005
** Resigned effective May 18, 2005

The Fund and the PC&J Performance Fund are the two investment companies in the PC&J Mutual Funds complex. They have identical Boards of Trustees, and Board and committee meetings of both Funds are held at the same time. Although the fees paid to Trustees are expenses of the Funds, PC&J Service Corp. makes the actual payment pursuant to its management agreements with the Funds, which obligate PC&J Service Corp. to pay all of the operating expenses of the Funds (with limited exceptions). See "Manager and Transfer Agent."


PRINCIPAL HOLDERS OF EQUITY SECURITIES


The following table sets forth each person or group known to the Fund to be the record and beneficial owner of five percent (5%) or more of the Fund's shares as of February 14, 2006:


Title  of          Name  and  Address  of                    Percent  of
Class           Record  and  Beneficial  Owner                Ownership
------          ------------------------------                ---------

Shares  of          Thermoseal,  Inc.  Pension  Trust            12.56%
Beneficial          2350  Campbell  Road
Interest            Sidney,  Ohio  45365




INVESTMENT ADVISER


For the Fund's fiscal years ended December 31, 2003, 2004 and 2005 the Adviser was paid $89,881, $87,724, and $84,416 respectively, under the Investment Advisory Agreement.


The Adviser and PC&J Service Corp., as manager, jointly and severally have agreed to reimburse the Fund (up to the amount of the respective fee received by Adviser or PC&J Service Corp.) for the aggregate expenses of the Fund during any fiscal year which exceed the limits prescribed by any state in which the shares of the Fund are registered for sale. Currently, the most stringent limitation provides that annual expenses of the Fund, including investment advisory and management fees but excluding interest, taxes, brokerage commissions and extraordinary expenses, shall not exceed 2.0% of the first $10 million of the Fund's average net assets and 1.5% of average net assets in excess of $10 million. The Fund's expenses have never exceeded the foregoing limitations.

PORTFOLIO MANAGER


Kathleen Carlson is the portfolio manager responsible for the day-to-day management of the Fund. As of December 31, 2005, the Portfolio Manager was responsible for the management of the following types of accounts, in addition to the Fund:





                                                              Number of          Total Assets
                                  Number of                   Accounts by        by Account
                                  Accounts by  Total Assets   Type Subject to a  Type Subject to a
Account Type                      Account      By Account     Performance        Performance
                                  Type         Type           Fee                Fee
                                  -----------  -------------  -----------------  -----------------
Registered Investment Companies   None         N/A            None               None
--------------------------------  -----------  -------------  -----------------  -----------------
Other Pooled Investment Vehicles  None         N/A            N/A                N/A
--------------------------------  -----------  -------------  -----------------  -----------------
Other Accounts                             58  $  66,000,000  None               None
--------------------------------  -----------  -------------  -----------------  -----------------


The Adviser is not aware of any material conflicts that may arise in connection with the Portfolio Manager's management of the Fund's investments and the investments of the other accounts. The Fund is used as an investment vehicle for the Portfolio Manager's other accounts, not as a stand-alone product. The Fund was created in order to efficiently manage the assets of the Adviser's smaller account relationships and Fund shareholders receive many of the same advice and planning services at no additional cost, as do the Adviser's non-Fund clients.

The Portfolio Manager is compensated by the Adviser for her services. The Portfolio Manager's compensation consists of a fixed salary, plus a percentage of revenues generated by her managed accounts, plus a percentage of total revenues generated by all managed accounts for her role as managing director.


The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund as of December 31, 2005.


                   Dollar Range of Equity
Name of Portfolio  Securities in the Fund
Manager
-----------------
Kathleen Carlson   $10,001-$50,000
-----------------  -----------------------

MANAGER AND TRANSFER AGENT

The Fund has entered into a Management and Transfer Agent Agreement ("Management Agreement") with PC&J Service Corp., 300 Old Post Office, 120 West Third Street, Dayton, Ohio, ("Service Corp.") in which Service Corp. has agreed to manage the Fund's business affairs, exclusive of investment advice provided by the Adviser, and to serve as its transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses and fees payable under the Investment Advisory Agreement and Management Agreement, all of which are payable by the Fund).

These expenses include, but are not limited to, costs of furnishing documents to shareholders and regulatory agencies, registration and filing fees, legal, auditing, and custodian fees. Service Corp. pays the expenses of shareholders' and Trustees' meetings and any fees paid to Trustees who are not interested persons of the Adviser. Service Corp. was organized in October 1983, and its officers and directors are identical to those of Adviser.

As compensation for the overall management, transfer and dividend disbursing agent services and payment of the foregoing expenses, the Fund will pay Service Corp. a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net asset value of the Fund. This rate was effective October 2004.


For the Fund's fiscal years ended December 31, 2003 Service Corp. was paid an annual rate of 0.5% of the daily net asset value of the Fund. For the fiscal year ended December 31, 2004 Service Corp. was paid an annual rate of 0.52%, reflecting the October 2004 rate increase. The amounts paid for 2003, 2004 and 2005 were $89,881, $91,895, and $101,299 respectively, under the Management Agreement.


Service Corp. has agreed to pay the Fund's organizational costs and to provide and pay the compensation for the Fund's officers and employees, to provide and pay for office space and facilities required for its operation and generally to provide and pay for the general administration and operation of the Fund, including its compliance obligations under state and federal laws and regulations (but excluding interest, taxes, brokerage and extraordinary expenses and fees payable under the Investment Advisory Agreement and Management Agreement, all of which are payable by the Fund).



CUSTODIAN

The  Fund  has  appointed  U.S.  Bank,  N.A.,  (formerly  Firstar  Bank,  N.A.),
("Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, as the Fund's custodian. The Custodian will receive and credit to the account of the Fund all checks payable to the Fund and all wire transfers to the Fund. The Custodian will hold all portfolio securities and other assets owned by the Fund. Compensation for such services will be paid by Service Corp.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Fund has selected the firm of Deloitte & Touche LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2006. The Independent Registered Public Accounting Firm's principal business address is: 250 East Fifth Street, STE 1900, Cincinnati, Ohio 45202.


It is expected that such independent registered public accounting firm will audit the annual financial statements of the Fund, assist in the preparation of the Fund's federal and state tax returns and advise the Fund as to accounting matters.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to the policies established by the Board of Trustees of the Fund, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In executing such transactions, the Adviser seeks to obtain the best net results for the Fund taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulties of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, for the reasons stated in the prior sentence, the Fund will not necessarily be paying the lowest commission or spread available.

The Adviser may consider the provision of research, statistical and other information to the Fund or to the Adviser. Such research services include supplemental research, securities and economic analyses, and statistical services and information with respect to the availability of securities or purchaser or seller of securities. Such research services may also be useful to the Adviser in connection with its services to other clients. Similarly, research services provided by brokers serving such other clients may be useful to the Adviser in connection with its services to the Fund. Although this information is useful to the Fund and the Adviser, it is not possible to place a dollar value on it. It is the opinion of the Board of Trustees and the Adviser that the review and study of this information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Investment Advisory Agreement. The Fund is not authorized to pay brokerage commissions which are in excess of those which another qualified broker would charge solely by reason of brokerage, research or occasional sales services provided. Due to research services provided by brokers, the Fund directed to brokers $4,433,885 in trades (on which commissions were $0) during the fiscal year ended December 31, 2005.

For the Fund's fiscal years ended December 31, 2003, 2004 and 2005 the Fund paid no brokerage commissions. Each of the brokers provided either research, statistical or other information to the Fund or the Adviser.


To the extent that the Fund and other clients of the Adviser seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund. In the event that more than one client purchases or sells the same security on a given date, the purchases and sales will be allocated by the Adviser in a manner that is fair and equitable to all parties involved.

The Trust and the Adviser have each adopted a Code of Ethics (the"Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.



DETERMINATION  OF  SHARE  PRICE

The price (net asset value) of the shares of the Fund is determined as of 3:00 p.m. EST on each day the New York Stock Exchange is open for business. For a description of the methods used to determine the net asset value (share price), see "Determination of Share Price" in the Prospectus.


Fixed income securities are generally valued by using market quotations, or a matrix methodology (including prices furnished by a pricing service) when the Adviser believes such prices accurately reflect the fair market value of such securities. The matrix pricing methodology utilizes yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides through the due diligence process that the market quotation does not accurately reflect current value or that prices cannot be readily estimated using the matrix methodology, or when restricted or illiquid securities are being valued,or when unique investment structures have no widely adopted benchmarks,securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.




DESCRIPTION OF SHARES AND TAXES

Shareholders have equal voting rights on all matters submitted for shareholder vote. The Declaration of Trust limits the matters requiring a shareholder vote to the election or removal of Trustees, approval of certain contracts of the Fund such as the Investment Advisory Agreement with the Adviser, approval of the termination or reorganization of the Fund and certain other matters described in such Declaration.

Shareholders have neither any preemptive rights to subscribe for additional shares nor any cumulative voting rights. In the event of a liquidation, shareholders of the Fund are entitled to receive the excess of the assets of the Fund over the liabilities of the Fund in proportion to the shares of the Fund held by them.

The Fund has qualified and intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any net realized capital gains.

PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund's Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund's shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Adviser's proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information. Upon request shareholders may obtain without charge information regarding the proxy votes cast by the Fund by (1) calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.


DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the "SEC") on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund does not selectively disclose its portfolio holdings to any person. The Adviser posts the schedule of Fund holdings as of the latest month end on its public website approximately ten days after month end.The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Adviser, Service Corp. and the Custodian. The Fund's independent registered public accounting firm, Deloitte & Touche LLP, and its attorney, Thompson Hine LLP, have access to portfolio holdings on an as-needed basis. In addition, the Fund's website service provider, Design Chemistry, and its information technology consultant, TechEase Solutions, have unrestricted access to the Fund's portfolio holdings. This information is disclosed to third parties under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund's portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund's portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, is prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund's portfolio holdings. The Fund's CCO reports quarterly to the Board any violations of these policies or any known conflicts of interest related to the disclosure of portfolio holdings. The Fund has not implemented specific trading prohibitions, procedures to monitor the use of this information by third parties, or specific procedures addressing conflicts related to access to portfolio holdings. However, the Fund believes, based upon its size and history, that these are reasonable procedures to protect the confidentiality of the Fund's portfolio holdings and will provide sufficient protection against personal trading based on the information.



FINANCIAL STATEMENTS


The financial statements and the report of independent registered public accounting firm required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the fiscal year ended December 31, 2005.

FINANCIAL RATINGS

Description of Standard & Poor's Corporation's ("S&P") commercial paper and corporate bond ratings:

                           Commercial  Paper  Ratings

A-1  --          Commercial  paper rated A-1 by S&P indicates that the degree of safety  regarding  timely  payment  is  either  overwhelming  or  very  strong.

A-1+  --          Those  issues  determined  to  possess  overwhelming  safety characteristics  are  denoted  A-1+.

A-2  --          Commercial  paper  rated A-2 by S&P indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1.

                                 Debt  Ratings

AAA  --          This is the highest rating assigned by S&P to a debt obligation and  indicates  an  extremely  strong  capacity  to  pay principal and interest.

AA  --          Bonds  rated  AA  also qualify as high-quality debt obligations.
Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A  --          Bonds  rated  A  have  a  strong  capacity  to  pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB  --          Debt rate BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Description of Moody's Investors Service, Inc.'s ("Moody's) commercial paper and corporate bond ratings:

                           Commercial  Paper  Ratings

Prime-1  -          Issuers  rated  Prime-1 (or related supporting institutions)
are considered to have a superior capacity for repayment of short-term promissory obligations.

Prime-2  -          Issuers  rated  Prime-2 (or related supporting institutions)
have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be affected by external conditions. Ample alternative liquidity is maintained.

                                      Debt  Ratings

Aaa  --          Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  --          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A  --          Bonds  which  are  rated  A  possess  many  favorable  investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa  --          Bonds  which  are  rated  Baa  are  considered  as medium-grade obligations  (i.e.,  they  are  neither  highly  protected  nor poorly secured).
              - -
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                                                                      APPENDIX A

                             PROXY VOTING GUIDELINES

On January 31, 2003, the SEC adopted a new rule that details an investment adviser's fiduciary obligation to clients who have given the adviser authority to vote their proxies (Investment Adviser Act of 1940--Rule 206(4)-6). On the same day, the SEC also adopted rule and form amendments that require investment companies to disclose how they vote proxies relating to fund portfolio securities. The following is the voting policy adopted by Parker Carlson & Johnson as adviser and by PC&J Mutual Funds.

Parker Carlson & Johnson, Inc. manages assets allocated to equities with one overriding goal: to provide capital appreciation to the shareholders of our mutual fund and to our individual account clients. Inherent in achieving this goal is to buy equity securities of well-managed companies. These are companies that employ managers that have a demonstrated track record of aligning the interests of management with the interests of shareholders. For a company that demonstrates that it acts in the best interests of its shareholders, it becomes difficult for us to believe that we, as investment managers, know more about the company's business than the company's top management. Based upon that criterion, for all proxy issues, we will vote shares in our equity portfolios to follow management recommendations.

For each company in our portfolio, should we perceive that management is not acting in the best interest of shareholders, we would be inclined to sell the shares of that company. Included in that perception would be a management recommendation to vote for a proxy issue that we felt would materially harm the shareholders of the company. In trying to achieve capital appreciation in our equity assets, it would be hard for us to conceive of an instance whereby we would continue to own shares in a company where we believed that management recommendations on proxy issues would have a materially negative impact on the shareholders of the company. Therefore, we would simply sell those shares in our portfolios.


Notwithstanding the forgoing, the following policies will apply to investment company shares owned by a Fund. Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the "1940 Act"), the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 % percent. Because the Funds may rely on
Section 12(d)(1)(F), each Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

                             PC&J PRESERVATION FUND


PART C.     OTHER INFORMATION
            -----------------

Item 23.     Exhibits
--------     --------

     (a)     Articles  of  Incorporation

(i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

     (b)     By-Laws

(i) Copy of Registrant's By-Laws, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's By-Laws, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders - None other than in the Declaration of Trust, as amended, and By-Laws, as amended, of the Registrant.

     (d)     Investment  Advisory  Contracts.

(i)     Copy  of  Registrant's  Investment  Advisory Agreement with its Adviser,
Parker Carlson & Johnson, Inc., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

(ii) Copy of Registrant's Management and Transfer Agent Agreement with PC&J Service Corp., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

(iii) Copy of Amendment No. 1 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to the Registrant's Post-Effective
Amendment  No.  15  on  March  12,  1998,  is  hereby incorporated by reference.

(iv) Amendment No. 2 to Registrant's Management and Transfer Agent Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 on February 28, 2005, is hereby incorporated by reference.

     (e)     Underwriting  Contracts  -  None.

     (f)     Bonus  or  Profit  Sharing  Contracts  -  None.

(g) Custodian Agreements. Copy of Registrant's Agreement with the Custodian, U.S. Bank, N.A., formerly Firstar Bank, N.A., Cincinnati, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

     (h)     Other  Material  Contracts  -  None.

     (i)     Legal  Opinion.

(i) Opinion of Thompson Hine LLP, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 20 on May 1, 2002, is hereby incorporated by reference.
(ii)     Consent of Thompson Hine LLP is filed herewith.

(j)     Other  Opinions.  Consent  of  Deloitte  & Touche LLP is filed herewith.

     (k)     Omitted  Financial  Statements  -  None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholder, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, is hereby incorporated by reference.

     (m)     12b-1  Plan.  -  None.

     (n)     Rule 18f-3 Plan - None.

     (o)     Reserved.

     (p)     Code of Ethics.

(i) Registrant's and Adviser's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23 on February 28, 2005, is hereby incorporated by reference.


     (q)     Power  of  Attorney.

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to the Registrant's Post-Effective Amendment No. 15 on March 12, 1998, are hereby incorporated by reference.

(ii) Powers of Attorney for the Officers and certain Trustees of Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 15 on March 12, 1998, are hereby incorporated by reference.

(iii) Powers of Attorney for certain Trustees of Registrant, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 22 on March 2, 2004, are hereby incorporated by reference.

Item  24.     Persons  Controlled by or Under Common Control with the Registrant
---------     ------------------------------------------------------------------

          None.

Item 25.     Indemnification
--------     ---------------

     (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

     Section  6.4  Indemnification  of Trustees, Officers, etc.   The Fund shall
     ------------                 -----------------------------
indemnify each of its Trustees and officers (including persons who serve at the Fund's request as directors, officers or trustees of another organization in which the Fund has any interest as a shareholder, creditor or otherwise
(hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Fund or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Fund or its shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified is not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Fund as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a legal opinion.

          Section  6.5  Advances of Expenses.  The Fund shall advance attorneys'
          ----------------------------------
fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

          Section  6.6  Indemnification  Not  Exclusive,  etc.  The  right  of
          ----------------------------------------------------
indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this Article VI shall affect any rights to indemnification to which personnel of the Fund, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Fund to purchase and maintain liability insurance on behalf of any such person.

          The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and its Adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

     (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Declaration of Trust of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item  26.     Business  and  Other  Connections  of  Investment  Adviser
---------     ----------------------------------------------------------

          None.

Item  27.     Principal  Underwriters
---------     -----------------------

          None.

Item  28.     Location  of  Accounts  and  Records
---------     ------------------------------------

          Kathleen A. Carlson, 300 Old Post Office, 120 West Third Street, Dayton, Ohio 45402, has been charged with the responsibility of maintaining physical possession of each account, book or other document required to be maintained by Section 31(a) to the Investment Company Act of 1940 and the rules promulgated thereunder.

Item  29.     Management  Services  Not  Discussed  in  Parts  A  or  B
---------     ---------------------------------------------------------

          None.

Item  30.     Undertakings
---------     ------------

          None.

                                SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Dayton, and State of Ohio on this 24 day of February, 2006.




                         PC&J  PRESERVATION  FUND


                         By:  /s/__________________________________
                              JAMES  M.  JOHNSON,  Attorney-In-Fact


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



     Signature                    Capacity
     ---------                    --------


                                                 )

Kathleen A. Carlson      Treasurer, Trustee,     )
                         Principal Financial     )
                         and Accounting          )
                         Officer                 )     By: /s/________________
                                                 )         James M. Johnson,
James M. Johnson         President, Secretary,   )        Attorney-in-Fact
                         Trustee and Principal   )
                         Executive Officer       )        February 24, 2006
                                                 )
Robert S. Neff           Trustee                 )
                                                 )
                                                 )
Laura B. Pannier         Trustee                 )

                                EXHIBIT INDEX
                                -------------


                                                                     EXHIBIT
                                                                     -------

Consent of Thompson Hine LLP          Ex-99.23.i.ii
Consent of Deloitte & Touche LLP      Ex-99.23.j